SSHAREHOLDERS' CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' CAPITAL	SHAREHOLDERS' CAPITAL
Veren has an unlimited number of common shares authorized for issuance.

	2024		2023
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	619,929,490	17,324.6	550,888,983	16,675.8
Issued on capital acquisition	—	—	53,202,339	493.0
Issued for cash	—	—	48,550,000	500.1
Issued on redemption of restricted shares	733,252	5.6	1,436,017	4.9
Issued on exercise of stock options	1,583,385	3.3	464,051	0.7
Common shares repurchased for cancellation	(10,429,500)	(101.1)	(34,611,900)	(349.9)
Common shares, end of year	611,816,627	17,232.4	619,929,490	17,324.6
Cumulative share issue costs, net of tax	—	(272.7)	—	(271.9)
Total shareholders’ capital, end of year	611,816,627	16,959.7	619,929,490	17,052.7
Normal Course Issuer Bids
On March 7, 2024, the Company announced the approval by the Toronto Stock Exchange of its notice to implement a Normal Course Issuer Bid ("NCIB"). The NCIB commenced on March 11, 2024 and is due to expire on March 10, 2025. The NCIB allows the Company to purchase, for cancellation, up to 61,663,522 common shares, or 10 percent of the Company's public float, as at February 29, 2024. The Company's previous NCIB commenced on March 9, 2023 and expired on March 8, 2024. Total costs paid, including commissions, fees and taxes, are recognized directly as a reduction in shareholders' equity. Under the NCIB, all common shares purchased are cancelled.